Note 47 Impairment Or Reversal Of Impairment On Financial Assets Not Measured At Fair Value Through Profit Or Loss (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss [Line Items]
Impairment Financial Assets Measured At Fair Value Through Other Comprehensive Income	€ (28)	€ 58	€ 42
Gains (losses) on financial assets at amortised cost	6,101	5,687	4,386
Gain on recovery of loans and advances previously written off	(396)	(403)	(369)
Impairment loss on financial assets	€ 6,073	€ 5,745	€ 4,428